Taxes (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts and other reserves	$ 2,389,719	$ 1,682,706
Valuation allowance	(2,389,719)	(1,682,706)
Total	0	0
Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	2,053,512	2,086,086
Total	$ 2,053,512	$ 2,086,086